INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of Preferential Tax Rates by Subsidiary and VIE

PRC entities	2011	2012	2013	2014	2015

CMR Web	15.0%	15.0%	15.0%	15.0%	15.0%
Hongcheng Liye	15.0%	15.0%	25.0%	25.0%	25.0%
Hongcheng Education	15.0%	15.0%	25.0%	25.0%	25.0%
ZhongNongda Network	15.0%	15.0%	15.0%	15.0%	15.0%
Beiyuda	7.5%	7.5%	15.0%	15.0%	15.0%
Gotop Hongcheng	7.5%	15.0%	15.0%	15.0%	15.0%
Hongcheng Technology	15.0%	15.0%	15.0%	15.0%	15.0%
Dongcai	15.0%	15.0%	15.0%	15.0%	15.0%
Chongda	15.0%	15.0%	15.0%	15.0%	15.0%
Zhejiang Hongcheng	25.0%	25.0%	0%	12.5%	12.5%

Schedule of Components of Income Tax Expense
	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Current tax	23,078	19,939	37,282
Deferred tax (benefit) provision	(6,034)	6,488	(9,493)
	17,044	26,427	27,789

Schedule of Deferred Income Tax Assets and Liabilities

	As of December 31,
	2012	2013
	RMB	RMB

Current deferred tax assets
Deferred revenues	11,685	13,118

Total current deferred tax assets	11,685	13,118
Less: valuation allowance on deferred tax assets	(2,114)	(349)

Total net current deferred tax assets	9,571	12,769

Non-current deferred tax assets
Property and equipment	339	482
Deferred revenues	1,137	1,206
Net operating loss carry forwards	11,753	7,489

Total non-current deferred tax assets	13,229	9,117
Less: valuation allowance on deferred tax assets	(11,144)	(5,591)

Total net non-current deferred tax assets	2,085	3,586

Non-current deferred tax liabilities
Property and equipment	64	805
Acquired intangible assets	7,117	7,874
Amount due from related party-non current	6,292	—

Total deferred tax liabilities	13,473	8,679

Reconciliation of Income Tax Expense to Statutory Tax Rate

	For the years ended December 31,
	2011	2012	2013
	%	%	%

Statutory rate	25	25	25
Tax holiday and preferential tax rates	(18)	(14)	(12)
Effect on tax rates in different tax jurisdiction	5	3	5
Expenses non-deductible for tax purposes	—	7	8
Changes in valuation allowance	8	—	(6)
Increase (decrease) in unrecognized tax benefit	3	3	2

Effective tax rates	23	24	22

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefit

RMB

Balance at January 1, 2012	6,089
Additions based on tax positions related to the current year	2,221
Other - interest and penalty	485

Balance at December 31, 2012	8,795
Additions based on tax positions related to the current year	1,372
Other - interest and penalty	706

Balance at December 31, 2013	10,873